CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Mar. 10, 2023	Dec. 31, 2022
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares outstanding	0	0		0
Preferred stock, shares issued	0	0		0
Class A common stock
Common stock, par value (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	280,000,000	280,000,000		280,000,000
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, outstanding (in shares)	4,345,663	4,345,663	6,630,703	28,750,000
Class A common stock subject to possible redemption, redemption value (per share)	$ 11.00	$ 10.81	$ 10.30	$ 10.25
Common stock, shares issued	10,817,000	10,817,000
Class A common stock not subject to possible redemption
Class A common stock subject to possible redemption, outstanding (in shares)	2,285,040	2,285,040
Common stock, shares outstanding	10,817,000	10,817,000		1,329,500
Common stock, shares issued	10,817,000	10,817,000		1,329,500
Class B Common Stock
Common stock, par value (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, shares outstanding	0	0		9,487,500
Common stock, shares issued	0	0		9,487,500